General and Administrative expenses - Summary of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Administrative Expenses [Abstract]
Professional services	$ (8,330)	$ (6,439)	$ (7,351)
IT and telecom services	(6,061)	(1,762)	(1,085)
Rebate fees	(3,852)	(364)	(30)
Depreciation of right-of-use assets	(2,405)	(1,201)	(1,026)
Travel expenses	(2,190)	(1,137)	(1,586)
Marketing and events	(1,708)	(338)	(495)
Depreciation of property and equipment	(1,420)	(582)	(654)
Occupancy expenses	(1,434)	(578)	(977)
Professional services - SPAC	(807)	0	0
Taxes and contributions	(685)	(340)	(189)
Insurance	(734)	0	0
Materials and supplies	(314)	(191)	(153)
Other administrative expenses	(1,210)	(1,400)	(1,027)
General and Administrative expenses	$ (31,150)	$ (14,332)	$ (14,573)